Background, Principal Activities and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Disclosure About Subsidiary [Table Text Block]
Himax Technologies, Inc. is a holding company located in the Cayman Islands. Following is general information about Himax Technologies, Inc.’s subsidiaries:

			Percentage of
			Ownership
		Jurisdiction of	December 31,
Subsidiary	Main activities	Incorporation	2015	2016

Himax Technologies Limited	IC design and sales	ROC	100.00%	100.00%
Himax Technologies Korea Ltd.	IC design and sales	South Korea	100.00%	100.00%
Himax Technologies Japan Ltd.	Sales	Japan	100.00%	100.00%
Himax Semiconductor, Inc.	IC design and sales	ROC	100.00%	100.00%
Himax Semiconductor (Hong Kong) Limited	Investments	Hong Kong	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Suzhou), Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies (Shenzhen), Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	81.80%	82.55%
Integrated Microdisplays Limited	LCOS design	Hong Kong	81.80%	82.55%
Himax Display (USA) Inc.	LCOS and MEMS design, sales and technical support	California, USA	81.80%	82.55%
Himax Analogic, Inc.	IC design and sales	ROC	98.61%	98.62%
Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%

			Percentage of
			Ownership
		Jurisdiction of	December 31,
Subsidiary	Main activities	Incorporation	2015	2016

Himax Imaging, Ltd.	IC design and sales	ROC	93.65%	93.84%
Himax Imaging Corp.	IC design	California, USA	93.65%	93.84%
Himax Media Solutions, Inc.	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing	ROC	99.21%	99.21%
Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Liqxtal Technology Inc.	LC Lens design and sales	ROC	64.00%	64.00%